13. Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Commitments & Contingencies

Legal Proceedings

We are a party in a number of legal matters filed in the state of New York by the Company or John G. Baust, the Company’s former Chief Executive Officer, and members of his extended family, that are described more fully in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.  During the nine months ended September 30, 2013, there were no significant developments related to these complaints.  We have not made any accrual related to future litigation outcomes as of September 30, 2013 and December 31, 2012.

Leases

In November of 2012 we signed an amended lease agreement, which expanded the premises leased by us from the landlord to approximately 26,000 rentable square feet. The term of the lease was extended to July 31, 2021. The amendment includes two (2) options to extend the term of the lease, each option is for an additional period of five (5) years, with the first extension term commencing, if at all, on August 1, 2021, and the second extension term commencing, if at all, immediately following the expiration of the first extension term. In accordance with the amended lease agreement, our monthly base rent increased to approximately $46,000 effective August 1, 2013, with scheduled annual increases each August. We will be required to pay an amount equal to our proportionate share of certain taxes and operating expenses.

Leases

In November of 2012 we signed an amended lease agreement, which expanded the premises leased by the Company from the landlord to approximately 26,000 rentable square feet. The term of the lease was extended to July 31, 2021. The amendment includes two (2) options to extend the term of the lease, each option is for an additional period of five (5) years, with the first extension term commencing, if at all, on August 1, 2021, and the second extension term commencing, if at all, immediately following the expiration of the first extension term. In accordance with the amended lease agreement, the Company’s monthly base rent will increase to approximately $35,000 effective January 1, 2013, and will increase to approximately $46,000 estimated to be effective in May 2013, upon the completion of leasehold improvement, with scheduled annual increases each August. The Company will be required to pay an amount equal to the Company’s proportionate share of certain taxes and operating expenses.

The following is a schedule of future minimum lease payments required under the facility leases as of December 31, 2012:

Year Ending
December 31
2013	512,000
2014	568,000
2015	581,000
2016	593,000
2017	604,000
Thereafter	2,265,000
Total	$5,123,000

Rental expense for this facility lease for the years ended December 31, 2012 and 2011 totaled $486,425 and $368,273, respectively. These amounts include the Company’s proportionate share of property taxes and other operating expenses as defined by the lease.

Employment agreements

We have employment agreements with the Chief Executive Officer, Chief Financial Officer, Chief Technology Officer, Chief Quality Officer, and Vice President of Manufacturing which automatically renew for successive one year periods in the event either party does not send the other a “termination notice” not less than 90 days prior to the expiration of the initial term or any subsequent term. The agreements provide for certain minimum compensation per month and incentive bonuses at the discretion of the Board of Directors. Under certain conditions, we may be required to continue to pay the base salary under the agreement for a period of up to two years.

Litigation

We are a party in a number of legal matters filed in the state of New York by the Company or John G. Baust, the Company’s former Chief Executive Officer, and members of his extended family related to damages sought due to breaches of employment and other agreements. We cannot reasonably estimate the potential loss related to these matters and therefore no accrual has been made as of December 31, 2012 or 2011.